                                                               November 11, 1996

Dear Fellow Shareholders:

     I am pleased to provide you with the annual report for Heritage Income-Growth Trust (the "Fund") for the fiscal year ended September 30, 1996. For this period, the "A" shares and "C" shares of your Fund delivered total returns of 22.26% and 21.37%, respectively.* These returns compare favorably to the 20.34% return of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500") over the same period.

     In our most recent semiannual report, we pointed out that it should be considered unusual for your Fund to outperform a broad stock market index such as the S&P 500 during a period of extremely positive market returns. Your Fund is designed to participate in the upside of long-term investments in equities while reducing short-term volatility through the use of various income-oriented strategies for investing in the stock market. In other words, we try to offer a smoother ride for our investors. Over our most recent fiscal year, we were able to outperform the S&P 500 by generally realizing a higher percentage of stock market gains on up days than our share of the market losses on down days. In the performance charts that follow we compare our performance to the S&P 500 as well as the Value Line Index and the Lipper Analytical Services, Inc., averages for equity income mutual funds. From its inception in December 1986 through February 1990, your Fund invested primarily in convertible securities. Since February 1990, your Fund has been managed as an equity income fund.

     In the letter that follows, Lou Kirschbaum, the portfolio manager for your Fund since February 1990, discusses some of the significant strategies that materially affected your Fund's performance over the past year. Mr. Kirschbaum is a senior vice president of Eagle Asset Management, Inc. ("Eagle"), your Fund's investment subadviser. In September, Michael Chren, who had been assisting Mr. Kirschbaum in managing your Fund, assumed other duties at Eagle. Mr. Chren was replaced on the portfolio management team for your Fund by David Blount, who is a vice president of Eagle and has worked closely with Mr. Kirschbaum for several years in servicing other accounts.

     If there are ever any ways in which you believe we could serve you better, please call us at 800-709-3863. On behalf of all of us at Heritage, thank you for your continuing investment in Heritage Income-Growth Trust.
                                          Sincerely,

                                          /s/ STEPHEN G. HILL
                                          Stephen G. Hill
                                          President
---------------

* Calculated without the imposition of front-end or contingent deferred sales charges.

                                                               November 11, 1996

Dear Fellow Shareholders:

     The financial markets have been turbulent for many of the past 12 months, but the course has generally been up. Corrections have been frequent in number but shallow and short-lived, despite the backup in long-term interest rates that began early in 1996. There has been relatively little consistency in the groups of stocks that have led the market higher, which has created a good backdrop for effective stock selection.

     Your Fund has performed well in this environment, compared both to its peer group and the market in general. The important contributors to performance over the past year were a diverse lot, ranging from large capitalization growth stocks (Abbot Labs, Pfizer, and Associates First) to smaller capitalization issues, through which we participate via income-producing convertible securities (US Diagnostic Labs, Callon Petroleum, Prime Hospitality, for example). Financial services stocks, most notably regional banks, were among the more consistent performers in the Fund's portfolio last year.

     Real estate investment trusts -- REITs, for short -- were a good source of both income and capital appreciation in the latest fiscal year. This group represents the largest single industry exposure in the Fund's portfolio. REITs have not only produced good returns, they have also provided an important buffer on the market's down days, since they tend to hold up better than the average stock in declining markets.

     In last year's letter, I supported my sanguine view of the market with the expectation that economic growth would be moderate (it was), inflation would be mild (ditto), interest rates would remain low, and corporate profits in general would continue to rise. I was half-right on interest rates: short-term rates remained low, while long-term rates gyrated higher than I expected. It was the latter that was mostly responsible for the market's volatility, especially in the first six months of calendar 1996.

     Looking into 1997, the economic picture appears quite similar to a year ago. On this basis alone, I would conclude that next year ought to be a good one for stocks. I'll qualify my opinion, though, with the observation that developments on the political front might outweigh fundamental economic issues for a while. This is often the case the first year following a Presidential election. Political developments aside, I believe the stock market should produce further gains in the year to come, and I will attempt to take maximum advantage of the opportunities available, within the context of your Fund's stated policies.

     As always, I appreciate your continued confidence and support.

                                          Sincerely,

                                          /s/ LOU KIRSCHBAUM
                                          Lou Kirschbaum
                                          Senior Vice President
                                          Eagle Asset Management, Inc.

                                     CHART


                _____     - -       . . . .
                HIGT      S&P 500   Value Line
               9525       10000     10000
               9525       9845      9877
               10177      11948     11727
"1987"         9941       12548     11758
               10171      13376     12232
               8322       10362     8748
               9001       10953     9987
"1988"         9566       11680     10508
               9828       11718     10274
               10018      12080     10186
               10544      12935     10759
"1989"         11257      14076     11376
               11675      15584     12050
               11377      15906     11329
               10715      15428     10676
"1990"         10994      16397     10768
               9758       14143     8306
               10123      15412     8580
               11498      17651     10398
"1991"         11717      17610     10260
               12560      18553     10602
               13555      20108     10915
               13503      19600     11262
"1992"         13588      19973     10784
               14246      20602     10807
               15142      21638     11674
               15741      22584     12258
"1993"         15771      22693     12182
               16588      23279     12598
               16826      23819     12927
               16399      22916     12470
"1994"         16390      23012     12034
               16887      24135     12604
               16677      24130     12150
               17754      26481     12784
"1995"         18707      29007     13619
               20192      31313     14491
               21327      33198     14492
               22822      34981     15101
"1991"         24019      36551     15508
               24687      37684     15597


                                     CHART

                ____            - - - -         - . .           . . . .
                HIGT            S&P 500         Lipper          Value Line

"Feb 90"        10000           10000           10000           10000
                10145           10397           10184           10274
                10409           11050           10461           10362
"1990"          9239            9531            9259            7994
                9585            10386           9893            8257
                10886           11895           11023           10007
                11094           11868           11095           9873
"1991"          11893           12503           11814           10202
                12835           13551           12488           10504
                12785           13209           12466           10838
                12866           13460           12745           10378
"1992"          13489           13884           13102           10400
                14337           14582           13688           11235
                14904           15219           14524           11797
                14933           15293           14713           11723
"1993"          15706           15688           15362           12124
                15931           16052           15567           12441
                15528           15443           14984           12000
                15518           15508           14988           11581
"1994"          15989           16265           15573           12129
                15791           16262           15174           11693
                16811           17846           16295           12303
                17712           19548           17373           13106
"1995"          19118           21102           18630           13945
                20193           22373           19690           13946
                21608           23574           20582           14532
                22742           24632           21165           14925
"1996"          23375           25396           21728           15010


THE VALUE INDEX DOES NOT INCLUDE REINVESTMENT OF DIVIDENDS.
 *ANNUAL RETURNS FOR HIGT ARE CALCULATED IN CONFORMANCE WITH ITEM 22 OF FORM
  N-1A, WHICH ASSUMES THE MAXIMUM SALES LOAD OF 4.75% AND REINVESTMENT OF DIVIDENDS.
**RETURN FOR HIGT CLASS "A" SHARES DOES NOT REFLECT THE IMPOSITION OF FRONT-END
  SALES LOAD.

                                     CHART

                ____            - - - -         - . .           . . . .
                HIGT            S&P 500         Lipper          Value Line

4/30/95         10000           10000           10000           10000
6/30/95         10500           10954           10661           10653
9/30/95         11318           11825           11433           11335
12/31/95        11944           12537           12083           11336
3/31/96         12746           13210           12631           11812
6/30/96         13399           13803           12988           12131
9/30/96         13736           14231           13334           12200

THE VALUE LINE INDEX DOES NOT INCLUDE REINVESTMENT OF DIVIDENDS.
*ANNUAL TOTAL RETURNS FOR HIGT CLASS "C" SHARES ARE CALCULATED IN CONFORMANCE
 WITH ITEM 22 OF FORM N-1A, WHICH ASSUMES THE REINVESTMENT OF DIVIDENDS AND A CONTINGENT DEFERRED SALES LOAD (CDSL) OF 1% ON REDEMPTIONS MADE WITHIN 12 MONTHS OF PURCHASE.

--------------------------------------------------------------------------------
                          HERITAGE INCOME-GROWTH TRUST
                              INVESTMENT PORTFOLIO
                               SEPTEMBER 30, 1996
--------------------------------------------------------------------------------

                                                                                                           MARKET
          SHARES                                                                                            VALUE
                                                                                                         -----------
COMMON STOCKS--55.3%(A)
------------------------
   ADVERTISING/COMMUNICATIONS--1.9%
   ------------------------------
           20,000   Omnicom Group, Inc.................................................................  $   935,000
                                                                                                         -----------
   AUTO/TRUCK MANUFACTURERS--0.6%
   -----------------------------
            9,796   Ford Motor Company.................................................................      306,125
                                                                                                         -----------
   BANKING--5.8%
   -------------
            2,000   BankAmerica Corporation............................................................      164,250
            4,000   Bankers Trust New York Corporation(c)..............................................      314,500
            4,000   Chase Manhattan Corporation(c).....................................................      320,500
           12,000   GreenPoint Financial Corporation...................................................      457,500
            6,000   Jefferson-Pilot Corporation, ACES, 7.25%...........................................      505,500
            6,000   Mellon Bank Corporation............................................................      355,500
            6,000   National City Corporation(c).......................................................      252,750
            2,000   NationsBank Corporation(c).........................................................      173,750
            6,000   Norwest Corporation(c).............................................................      245,250
                                                                                                         -----------
                                                                                                           2,789,500
                                                                                                         -----------
   CONGLOMERATES/DIVERSIFIED--2.1%
   ----------------------------
           15,000   Chemed Corporation.................................................................      570,000
            7,000   Harsco Corporation.................................................................      441,000
                                                                                                         -----------
                                                                                                           1,011,000
                                                                                                         -----------
   DATA PROCESSING--2.5%
   --------------------
            8,000   Automatic Data Processing, Inc.....................................................      349,000
           14,078   Electronic Data Systems Corporation(c).............................................      864,037
                                                                                                         -----------
                                                                                                           1,213,037
                                                                                                         -----------
   ELECTRONICS/ELECTRIC--1.9%
   -----------------------
           10,000   General Electric Company...........................................................      910,000
                                                                                                         -----------
   FINANCE--4.2%
   ------------
           10,000   American Express Company(c)........................................................      462,500
           18,000   Associates First Capital Corporation...............................................      738,000
           10,000   Federal National Mortgage Association..............................................      348,750
           10,204   Travelers Group, Inc.(c)...........................................................      501,272
                                                                                                         -----------
                                                                                                           2,050,522
                                                                                                         -----------
   HEALTH CARE CENTERS--0.3%
   -----------------------
           10,000   U.S. Diagnostic, Inc.*.............................................................      127,500
                                                                                                         -----------
   HOTELS/MOTELS/INNS--0.8%
   -----------------------
            7,500   Marriott International, Inc........................................................      413,437
                                                                                                         -----------
   HOUSEHOLD PRODUCTS--0.8%
   -----------------------
            4,000   Procter & Gamble Company(c)........................................................      390,000
                                                                                                         -----------
   INSURANCE--1.0%
   --------------
            5,000   Marsh & McLennan Companies, Inc....................................................      485,625
                                                                                                         -----------
   LAND DEVELOPMENT/REAL ESTATE--0.5%
   ---------------------------------
            9,411   The Rouse Company..................................................................      244,685
                                                                                                         -----------
   LEISURE/AMUSEMENT--0.4%
   -----------------------
            2,500   Eastman Kodak Company(c)...........................................................      196,250
                                                                                                         -----------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                          HERITAGE INCOME-GROWTH TRUST
                              INVESTMENT PORTFOLIO
                               SEPTEMBER 30, 1996
                                  (CONTINUED)
--------------------------------------------------------------------------------

                                                                                                           MARKET
          SHARES                                                                                            VALUE
                                                                                                         -----------
   MACHINERY--0.6%
   ---------------
           10,000   Lincoln Electric Company, Class "A"................................................  $   282,500
                                                                                                         -----------
   OFFICE EQUIPMENT--1.4%
   --------------------
           24,000   Wallace Computer Services, Inc.(c).................................................      678,000
                                                                                                         -----------
   OIL & GAS--3.7%
   --------------
            6,000   Amoco Corporation..................................................................      423,000
            5,000   Exxon Corporation..................................................................      416,250
            3,000   Mobil Corporation..................................................................      347,250
            5,000   Petroleum Geo-Services, ADR*(c)....................................................      136,250
            6,000   Schlumberger, Ltd..................................................................      507,000
                                                                                                         -----------
                                                                                                           1,829,750
                                                                                                         -----------
   PHARMACEUTICAL--5.1%
   -------------------
            7,500   Abbott Laboratories................................................................      369,375
            6,000   Merck & Company, Inc.(c)...........................................................      422,250
            6,500   Pfizer, Inc........................................................................      514,313
            5,000   Schering-Plough Corporation........................................................      307,500
            6,000   SmithKline Beecham, PLC, ADR(c)....................................................      365,250
            8,000   Warner-Lambert Company(c)..........................................................      528,000
                                                                                                         -----------
                                                                                                           2,506,688
                                                                                                         -----------
   POLLUTION CONTROL--1.2%
   ---------------------
           13,950   Thermo Electron Corporation*(c)....................................................      564,975
                                                                                                         -----------
   PUBLISHING--2.1%
   ---------------
            8,000   McGraw-Hill Companies, Inc.........................................................      341,000
           10,000   Reuters Holdings, PLC, ADR(c)......................................................      692,500
                                                                                                         -----------
                                                                                                           1,033,500
                                                                                                         -----------
   REAL ESTATE INVESTMENT TRUST--8.0%
   -------------------------------
           16,000   Alexander Haagen Properties, Inc...................................................      224,000
           12,000   Allied Capital Commercial Corporation..............................................      262,500
           10,000   Bay Apartment Communities, Inc.....................................................      285,000
           12,000   Cali Realty Corporation............................................................      325,500
           10,000   Duke Realty Investments, Inc.......................................................      326,250
           12,000   Health Care Property Investors, Inc................................................      391,500
           10,000   Manufactured Home Communities, Inc.................................................      192,500
           23,958   Security Capital Industrial Trust..................................................      437,234
           10,000   Sovran Self Storage, Inc...........................................................      262,500
           10,000   Starwood Lodging Trust.............................................................      418,750
           12,500   Storage Trust Realty...............................................................      271,875
           18,200   Sun Communities, Inc...............................................................      518,700
                                                                                                         -----------
                                                                                                           3,916,309
                                                                                                         -----------
   RETAIL STORES--0.9%
   -----------------
           25,000   Intimate Brands, Inc.(c)...........................................................      456,250
                                                                                                         -----------
   STEEL/IRON--0.7%
   ---------------
           10,000   Carpenter Technology Corporation...................................................      350,000
                                                                                                         -----------
   TELECOMMUNICATIONS--2.5%
   -----------------------
           16,000   ALLTEL Corporation.................................................................      446,000
           15,000   Frontier Corporation...............................................................      399,375
           10,000   GTE Corporation....................................................................      385,000
                                                                                                         -----------
                                                                                                           1,230,375
                                                                                                         -----------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                          HERITAGE INCOME-GROWTH TRUST
                              INVESTMENT PORTFOLIO
                               SEPTEMBER 30, 1996
                                  (CONTINUED)
--------------------------------------------------------------------------------

                                                                                                           MARKET
          SHARES                                                                                            VALUE
                                                                                                         -----------
   TOBACCO--0.9%
   -------------
            5,000   Philip Morris Companies, Inc.(c)...................................................  $   448,750
                                                                                                         -----------
   UTILITIES-ELECTRIC--2.8%
   --------------------
           10,000   FPL Group, Inc.....................................................................      432,500
           25,000   MidAmerican Energy Company.........................................................      396,875
           15,000   NIPSCO Industries, Inc.............................................................      536,250
                                                                                                         -----------
                                                                                                           1,365,625
                                                                                                         -----------
   UTILITIES-GAS--1.9%
   -----------------
           25,000   UGI Corporation....................................................................      587,500
           10,000   Wicor, Inc.........................................................................      363,750
                                                                                                         -----------
                                                                                                             951,250
                                                                                                         -----------
   UTILITIES-WATER--0.7%
   -------------------
           16,000   American Water Works Company, Inc..................................................      346,000
                                                                                                         -----------
Total common stocks (cost $20,594,390).................................................................   27,032,653
                                                                                                         -----------
CONVERTIBLE PREFERRED STOCKS--13.2%(A)
----------------------------------
   BROADCASTING--0.8%
   -----------------
           40,000   Triathlon Broadcasting Company, Series "A", 9.0%...................................      410,000
                                                                                                         -----------
   FILMED ENTERTAINMENT--0.9%
   ------------------------
           15,000   AMC Entertainment, Inc., Series "B", $1.75.........................................      450,000
                                                                                                         -----------
   FOOD SERVING--1.1%
   -----------------
           10,000   Wendy's Financing, Series "A", 5.0%................................................      515,000
                                                                                                         -----------
   GLASS/PRODUCTS--1.8%
   -------------------
           10,000   Corning, Inc. Series "M", 6.0%, MIPS...............................................      565,000
            6,000   Owens Corning, 6.5%, MIPS..........................................................      312,000
                                                                                                         -----------
                                                                                                             877,000
                                                                                                         -----------
   MANUFACTURING/DISTRIBUTIONS--0.6%
   -------------------------------
           13,000   Cooper Industries, Inc., 6.0%, DECS................................................      266,500
                                                                                                         -----------
   MINING/DIVERSIFIED--1.1%
   ----------------------
           20,000   Freeport-McMoran Copper & Gold Mine, Inc., Series "A", 7.0%........................      555,000
                                                                                                         -----------
   OIL & GAS--1.3%
   --------------
           10,000   Callon Petroleum Company, $2.125...................................................      340,000
            8,000   Noble Drilling Corporation, $1.50..................................................      293,000
                                                                                                         -----------
                                                                                                             633,000
                                                                                                         -----------
   PUBLISHING--0.6%
   ---------------
            5,000   Golden Books Financial Trust, 8.75%................................................      281,250
                                                                                                         -----------
   REAL ESTATE INVESTMENT TRUST--0.5%
   -------------------------------
           10,000   Felcor Suite Hotels, Inc., Series "A", $1.95.......................................      260,000
                                                                                                         -----------
   RETAIL STORES--0.8%
   -----------------
            8,000   Kmart Financing Corporation, 7.75%.................................................      391,000
                                                                                                         -----------
   SERVICES--2.3%
   ------------
           11,100   Service Corporation International, Series "A", $3.125..............................    1,137,750
                                                                                                         -----------
   UTILITIES-GAS--1.4%
   -----------------
            8,200   Williams Companies, Inc., $3.50....................................................      672,400
                                                                                                         -----------
Total convertible preferred stock (cost $5,844,283)....................................................    6,448,900
                                                                                                         -----------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                          HERITAGE INCOME-GROWTH TRUST
                              INVESTMENT PORTFOLIO
                               SEPTEMBER 30, 1996
                                  (CONTINUED)
--------------------------------------------------------------------------------

         PRINCIPAL                                                                              MATURITY     MARKET
          AMOUNT                                                                                  DATE        VALUE
                                                                                                --------   -----------
CONVERTIBLE BONDS--18.0%(A)
-------------------------
   AIR TRANSPORT--1.0%
   -----------------
        $500,000   Air Wisconsin Services, 7.75%..............................................  06/15/10   $   473,225
                                                                                                           -----------
   AUTO PARTS/EQUIPMENT--1.1%
   -------------------------
         500,000   Magna International, Inc., 5.0%............................................  10/15/02       533,995
                                                                                                           -----------
   BANKING--1.1%
   -------------
         500,000   BankAtlantic Bancorp, Inc., 6.75%..........................................  07/01/06       531,250
                                                                                                           -----------
   CONGLOMERATES/DIVERSIFIED--1.2%
   ----------------------------
         500,000   Thermo Electron Corporation, 4.25%.........................................  01/01/03       606,585
                                                                                                           -----------
   DATA PROCESSING--1.6%
   --------------------
         400,000   First Financial Management Corporation, 5.0%...............................  12/15/99       769,280
                                                                                                           -----------
   ELECTRONICS/ELECTRIC--0.7%
   -----------------------
         350,000   Richey Electronics, Inc., 7.0%.............................................  03/01/06       325,500
                                                                                                           -----------
   FOOD SERVING--0.3%
   -----------------
         200,000   TPI Enterprises, Inc., 8.25%...............................................  07/15/02       170,000
                                                                                                           -----------
   HEALTH CARE CENTERS--2.6%
   -----------------------
         350,000   Complete Management, Inc., 8.0%............................................  08/15/03       423,500
         300,000   Healthsource, Inc., 5.0%...................................................  03/01/03       236,103
         300,000   Tenet Healthcare Corporation, 6.0%.........................................  12/01/05       318,006
         200,000   U.S. Diagnostic, Inc., 9.0%................................................  03/31/03       317,250
                                                                                                           -----------
                                                                                                             1,294,859
                                                                                                           -----------
   LAND DEVELOPMENT/REAL ESTATE--0.4%
   ---------------------------------
         200,000   The Rouse Company, 5.75%...................................................  07/23/02       202,000
                                                                                                           -----------
   MANUFACTURING/DISTRIBUTIONS--1.3%
   -------------------------------
         300,000   Cooper Industries, Inc. 7.05%..............................................  01/01/15       329,196
         300,000   Thermo Terratech, Inc., 4.625%.............................................  05/01/03       288,000
                                                                                                           -----------
                                                                                                               617,196
                                                                                                           -----------
   METAL--0.4%
   -----------
         250,000   Phoenix Shannon, PLC, 9.5%.................................................  11/01/00       192,813
                                                                                                           -----------
   OFFICE EQUIPMENT--0.6%
   --------------------
         300,000   U.S. Office Products Company, 5.5%.........................................  05/15/03       282,000
                                                                                                           -----------
   OIL & GAS--0.7%
   ---------------
         250,000   Pride Petro Services, 6.25%................................................  02/15/06       330,000
                                                                                                           -----------
   PHARMACEUTICAL--1.1%
   ---------------------
         200,000   ICN Pharmaceuticals, Inc., 8.5%............................................  11/15/99       223,372
         300,000   NABI, Inc., 6.50%..........................................................  02/01/03       323,055
                                                                                                           -----------
                                                                                                               546,427
                                                                                                           -----------
   REAL ESTATE INVESTMENT TRUST--1.5%
   ---------------------------------
         250,000   Alexander Haagen Properties, Inc., 7.5%....................................  01/15/01       227,812
         300,000   Developers Diversified Realty Corporation, 7.0%............................  08/15/99       301,500
         200,000   LTC Properties, Inc., 7.75%................................................  01/01/02       198,000
                                                                                                           -----------
                                                                                                               727,313
                                                                                                           -----------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                          HERITAGE INCOME-GROWTH TRUST
                              INVESTMENT PORTFOLIO
                               SEPTEMBER 30, 1996
                                  (CONTINUED)
--------------------------------------------------------------------------------

         PRINCIPAL                                                                              MATURITY     MARKET
          AMOUNT                                                                                  DATE        VALUE
   RETAIL STORES--1.8%                                                                          --------   -----------
   ------------------
        $100,000   Home Depot, Inc., 3.25%....................................................  10/01/01   $   101,624
         750,000   Pier 1 Imports, Inc., 5.75%................................................  10/01/03       806,250
                                                                                                           -----------
                                                                                                               907,874
                                                                                                           -----------
   TELECOMMUNICATIONS--0.6%
   -------------------------
         250,000   MIDCOM Communications, Inc., 8.25%.........................................  08/15/03       285,860
                                                                                                           -----------
Total convertible bonds (cost $8,146,437).....................................................               8,796,177
                                                                                                           -----------
Total investment portfolio excluding repurchase agreement and covered call options written
(cost $34,585,110)............................................................................              42,277,730
                                                                                                           -----------
REPURCHASE AGREEMENT--14.8%(A)
-----------------------------
Repurchase Agreement with State Street Bank and Trust Company, dated September 30, 1996, @
5.35%, to be repurchased at $7,221,073 on October 1, 1996, collateralized by $7,236,775 United
States Treasury Notes, 5.375%, due November 30, 1997, (market value $7,368,277 including
interest) (cost $7,220,000)...................................................................               7,220,000
                                                                                                           -----------
TOTAL INVESTMENT PORTFOLIO (COST $41,805,110)(B), 101.3%(A)...................................             $49,497,730
                                                                                                           -----------

         SHARES
COVERED CALL OPTIONS WRITTEN--(0.6%)(A)
------------------------------------
                 American Express Company
         5,000   January 1997 @ 45*...........................................................                 (17,500)
                 Bankers Trust New York Corporation
         2,000   January 1997 @ 75*...........................................................                 (12,750)
                 Chase Manhattan Corporation
         2,000   December 1996 @ 75*..........................................................                 (14,500)
                 Eastman Kodak Company
         1,500   October 1996 @ 80*...........................................................                  (1,875)
                 Electronic Data Systems Corporation
         6,000   December 1996 @ 55*..........................................................                 (45,000)
                 Intimate Brands, Inc.
         4,000   January 1997 @ 22.5*.........................................................                  (1,750)
         4,000   October 1996 @ 20*...........................................................                    (750)
         4,000   October 1996 @ 22.5*.........................................................                    (500)
                 Merck & Company, Inc.
         3,000   October 1996 @ 70*...........................................................                  (4,500)
                 National City Corporation
         3,000   January 1997 @ 35*...........................................................                 (22,500)
                 NationsBank Corporation
         2,000   November 1996 @ 90*..........................................................                  (3,125)
                 Norwest Corporation
         3,000   January 1997 @ 35*...........................................................                 (20,250)
                 Petroleum Geo-Services, ADR
         3,000   November 1996 @ 35*..........................................................                    (938)
                 Philip Morris Cos., Inc.
         2,500   December 1996 @ 95*..........................................................                  (5,625)
                 Procter & Gamble Company
         3,000   October 1996 @ 90*...........................................................                 (22,875)
                 Reuters Holdings, PLC, ADR
         3,000   November 1996 @ 70*..........................................................                  (6,375)
         3,000   October 1996 @ 70*...........................................................                  (3,375)
         2,000   October 1996 @ 75*...........................................................                    (500)
                 SmithKline Beecham, PLC, ADR
         4,000   November 1996 @ 55*..........................................................                 (28,000)

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                          HERITAGE INCOME-GROWTH TRUST
                              INVESTMENT PORTFOLIO
                               SEPTEMBER 30, 1996
                                  (CONTINUED)
--------------------------------------------------------------------------------

                                                                                                             MARKET
         SHARES                                                                                               VALUE
                                                                                                           -----------
                 Thermo Electron Corporation
         7,000   December 1996 @ 40*..........................................................             $   (17,062)
                 Travelers Group Inc.
         2,500   December 1996 @ 45*..........................................................                 (13,438)
         2,500   December 1996 @ 47.5*........................................................                  (9,375)
                 Wallace Computer Services, Inc.
         8,000   December 1996 @ 30*..........................................................                  (8,500)
                 Warner-Lambert Company
         4,000   October 1996 @ 55*...........................................................                 (45,500)
                                                                                                           -----------
TOTAL COVERED OPTIONS WRITTEN (PREMIUMS RECEIVED $227,669)....................................                (306,563)
                                                                                                           -----------
OTHER ASSETS AND LIABILITIES (0.7%)(A)........................................................                (289,432)
                                                                                                           -----------
NET ASSETS 100.0%.............................................................................             $48,901,735
                                                                                                            ==========

---------------

   * Non-income producing security.
 (a) Percentages indicated are based on net assets.
 (b) The aggregate identified cost for federal income tax purposes is the same. Market value includes net unrealized appreciation of $7,692,620, which consists of aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost of $8,015,877 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value of $323,257.
 (c) A portion of these shares were held by the custodian in connection with covered call options written.
ACES -- Adjustable Convertible Extendable Securities
ADR -- American Depository Receipt
DECS -- Debt Exchangeable for Common Stock
MIPS -- Monthly Income Preferred Stock

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                          HERITAGE INCOME-GROWTH TRUST
                      STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 1996
--------------------------------------------------------------------------------

Assets
-----
Investments, at market value (identified cost $34,585,110) (Note 1)......................                 $42,277,730
Repurchase agreement (identified cost $7,220,000) (Note 1)...............................                   7,220,000
Cash.....................................................................................                       2,352
Receivables:
  Investments sold.......................................................................                     607,542
  Fund shares sold.......................................................................                     761,241
  Dividends and interest.................................................................                     199,511
Deferred state registration expenses (Note 1)............................................                       8,262
Prepaid insurance........................................................................                       2,329
                                                                                                          -----------
        Total assets.....................................................................                  51,078,967
Liabilities
--------
Payables (Note 4):
  Investments purchased..................................................................  $1,593,740
  Fund shares redeemed...................................................................     165,397
  Accrued management fee.................................................................      28,683
  Accrued distribution fee...............................................................      12,463
  Other accrued expenses.................................................................      70,386
Covered call options written, at market value (premiums received $227,669) (Notes 1 and
  3).....................................................................................     306,563
                                                                                           ----------
        Total liabilities................................................................                   2,177,232
                                                                                                          -----------
Net assets, at market value..............................................................                 $48,901,735
                                                                                                           ==========
Net Assets
---------
Net assets consist of:
  Paid-in capital (Note 1)...............................................................                 $36,311,197
  Undistributed net investment income (Note 1)...........................................                     253,608
  Accumulated net realized gain (Note 1).................................................                   4,049,335
  Accumulated net realized gain on covered call options written..........................                     673,869
  Net unrealized appreciation on investments.............................................                   7,692,620
  Net unrealized depreciation on covered call options written............................                     (78,894)
                                                                                                          -----------
Net assets, at market value..............................................................                 $48,901,735
                                                                                                           ==========
Class A Shares
-------------
Net asset value and redemption price per share ($43,060,237 divided by 2,935,332 shares
  of beneficial interest outstanding, no par value) (Notes 1 and 2)......................                      $14.67
                                                                                                                =====
Maximum offering price per share (100/95.25 of $14.67)...................................                      $15.40
                                                                                                                =====
Class C Shares
------------
Net asset value, offering price and redemption price per share ($5,841,498 divided by
  400,895 shares of beneficial interest outstanding, no par value) (Notes 1 and 2).......                      $14.57
                                                                                                                =====

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                          HERITAGE INCOME-GROWTH TRUST
                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED SEPTEMBER 30, 1996
--------------------------------------------------------------------------------

Investment Income
Income:
  Dividends.................................................................................               $1,008,562
  Interest..................................................................................                  628,893
                                                                                                           ----------
        Total income........................................................................                1,637,455
Expenses (Notes 1 and 4):
  Management fee............................................................................  $293,974
  Distribution fee (Class A Shares).........................................................    94,590
  Distribution fee (Class C Shares).........................................................    13,604
  Professional fees.........................................................................    54,902
  Custodian/Fund accounting fees............................................................    48,617
  Amortization of state registration expenses...............................................    27,207
  Shareholder servicing fees................................................................    25,867
  Reports to shareholders...................................................................    24,238
  Trustees' fees and expenses...............................................................     6,647
  Insurance.................................................................................     5,522
  Other.....................................................................................     6,022
                                                                                              --------
        Total expenses......................................................................                  601,190
                                                                                                           ----------
Net investment income.......................................................................                1,036,265
                                                                                                           ----------
Realized and Unrealized Gain on Investments
Net realized gain from investment transactions..............................................                4,940,798
Net realized gain from covered call options written (Note 1)................................                  130,417
Net increase in unrealized appreciation of investments during the year......................                1,783,184
Net decrease in unrealized appreciation of covered call options written during the year.....                  (83,183)
                                                                                                           ----------
        Net gain on investments.............................................................                6,771,216
                                                                                                           ----------
        Net increase in net assets resulting from operations................................               $7,807,481
                                                                                                            =========

--------------------------------------------------------------------------------
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                        FOR THE YEARS ENDED
                                                                             -----------------------------------------
                                                                             SEPTEMBER 30, 1996     SEPTEMBER 30, 1995
                                                                             ------------------     ------------------
Increase (decrease) in net assets:
Operations:
  Net investment income....................................................     $  1,036,265           $    964,709
  Net realized gain from investment transactions...........................        4,940,798                411,468
  Net realized gain from covered call options written......................          130,417                 38,733
  Net increase in unrealized appreciation of investments and covered call
    options written during the year........................................        1,700,001              4,404,647
                                                                             ------------------     ------------------
  Net increase in net assets resulting from operations.....................        7,807,481              5,819,557
Dividends and distributions to shareholders from:
  Net investment income, Class A Shares ($.35 and $.34 per share,
    respectively)..........................................................         (966,884)            (1,157,068)
  Net investment income, Class C Shares ($.29 and $.16 per share,
    respectively)..........................................................          (20,249)                (1,164)
  Net realized gains, Class A Shares ($.25 and $.49 per share,
    respectively)..........................................................         (676,674)            (1,189,190)
  Net realized gains, Class C Shares ($.25 per share)......................           (8,701)                    --
Increase (decrease) in net assets from Fund share transactions (Note 2)....        8,144,784             (1,459,209)
                                                                             ------------------     ------------------
Increase in net assets.....................................................       14,279,757              2,012,926
Net assets, beginning of year..............................................       34,621,978             32,609,052
                                                                             ------------------     ------------------
Net assets, end of year (including undistributed net investment income of
  $253,608 and $193,122, respectively).....................................     $ 48,901,735           $ 34,621,978
                                                                             =================      =================

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                          HERITAGE INCOME-GROWTH TRUST

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

    The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                                             CLASS C SHARES
                                                                                                            FOR THE PERIODS
                                                                          CLASS A SHARES                    ENDED SEPTEMBER
                                                                FOR THE YEARS ENDED SEPTEMBER 30,                 30,
                                                          ----------------------------------------------    ----------------
                                                           1996      1995      1994      1993      1992      1996     1995+
                                                          ------    ------    ------    ------    ------    ------    ------
NET ASSET VALUE, BEGINNING OF THE PERIOD................  $12.56    $11.33    $12.28    $10.81    $ 9.87    $12.51    $11.21
                                                          ------    ------    ------    ------    ------    ------    ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income(a)..............................    0.36      0.27      0.30      0.39      0.28      0.26      0.18
  Net realized and unrealized gain
    (loss) on investments...............................    2.35      1.79     (0.09)     1.44      1.02      2.34      1.28
                                                          ------    ------    ------    ------    ------    ------    ------
  Total from Investment
    Operations..........................................    2.71      2.06      0.21      1.83      1.30      2.60      1.46
                                                          ------    ------    ------    ------    ------    ------    ------
LESS DISTRIBUTIONS:
  Dividends from net investment income..................   (0.35)    (0.34)    (0.24)    (0.36)    (0.36)    (0.29)    (0.16)
  Distributions from net realized gain on investments...   (0.25)    (0.49)    (0.92)       --        --     (0.25)       --
                                                          ------    ------    ------    ------    ------    ------    ------
  Total Distributions...................................   (0.60)    (0.83)    (1.16)    (0.36)    (0.36)    (0.54)    (0.16)
                                                          ------    ------    ------    ------    ------    ------    ------
NET ASSET VALUE, END OF THE PERIOD......................  $14.67    $12.56    $11.33    $12.28    $10.81    $14.57    $12.51
                                                          ======    ======    ======    ======    ======    ======    ======
TOTAL RETURN (%)(D).....................................   22.26     19.57      1.80     16.44     13.42     21.37     13.18(c)
RATIOS (%)/SUPPLEMENTAL DATA:
  Operating expenses, net, to average daily net
    assets(a)...........................................    1.51      1.64      1.64      1.72      1.75      2.13      2.40(b)
  Net investment income to average daily net assets.....    2.66      4.63      2.62      2.67      2.77      2.05      4.61(b)
  Portfolio turnover rate...............................      75        42        99       130        71        75        42
  Average commission rate on portfolio transactions.....  $.0595        --        --        --        --    $.0595        --
  Net assets, end of the period ($ millions)............      43        34        33        34        27         6       0.2

---------------

  + For the period April 3, 1995 (commencement of Class C Shares) to August 31,
    1995.
(a) Excludes management fees waived by the Manager in the amount of less than $.01 per Class A Share, for the year ended September 30, 1992. The operating expense ratio including such items would be 1.75% per Class A Share, for the year ended September 30, 1992. The year 1993 includes previously waived management fees paid to the Manager of less than $.01 per share.
(b) Annualized.
(c) Not annualized.
(d) Does not reflect the imposition of a sales charge.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                          HERITAGE INCOME-GROWTH TRUST
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
NOTE 1: SIGNIFICANT ACCOUNTING POLICIES. Heritage Income-Growth Trust (the "Fund") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is long-term total return by seeking, with approximately equal emphasis, current income and capital appreciation. The Fund currently issues Class A and Class C Shares. Class A Shares are sold subject to a maximum sales charge of 4.75% of the amount invested payable at the time of purchase. Class C Shares, which were offered to shareholders beginning April 3, 1995, are sold subject to a contingent deferred sales charge of 1% of the lower of net asset value or purchase price payable upon any redemptions within one year after purchase. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

        Security Valuation: The Fund values investment securities at market value based on the last quoted sales price as reported by the principal securities exchange on which the security is traded. If no sale is reported, market value is based on the last bid and in the absence of a market quote, securities are valued using such methods as the Board of Trustees believe would reflect fair market value. Short term investments having a maturity of 60 days or less are valued at cost, which when combined with accrued interest included in interest receivable or discount earned, approximates market.

        Repurchase Agreements: The Fund enters into repurchase agreements whereby the Fund, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price.

        Federal Income Taxes: The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no provision has been made for federal income and excise taxes.

        Distribution of Income and Gains: Distributions of net investment income are made quarterly. Net realized gains from investment transactions during any particular year in excess of available capital loss carryforwards, which, if not distributed, would be taxable to the Fund, will be distributed to shareholders in the following fiscal year. The Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

        State Registration Expenses: State registration fees are amortized based either on the time period covered by the registration or as related shares are sold, whichever is appropriate for each state.

        Option Accounting Principles: When the Fund writes a covered call option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The current market value of a written option is the last offering price on the principal exchange on which such option is traded. The Fund receives a premium on the sale of an option, but gives up the opportunity to profit from any increase in stock value above the exercise price of the option. If an option which the Fund has written either expires on its stipulated expiration date, or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received.

        Capital Accounts: Distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. To the extent these "book/tax" differences are permanent in nature (i.e., that they result from other than timing of recognition -- "temporary"), such accounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

        Other: Investment security transactions are accounted for on a trade date plus one basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. All original issue discounts are accreted for both tax and financial reporting purposes. Expenses of the Fund are allocated to each class of shares based upon their relative percentage of current net assets. Expenses that are directly attributable to a specific class of shares, such as distribution fees, are allocated to that class.

--------------------------------------------------------------------------------
                          HERITAGE INCOME-GROWTH TRUST
                         NOTES TO FINANCIAL STATEMENTS
                                  (CONTINUED)
--------------------------------------------------------------------------------

Note 2: FUND SHARES. At September 30, 1996, there was an unlimited number of shares of beneficial interest of no par value authorized.

       Transactions in Class A Shares of the Fund during the years ended September 30, 1996 and 1995, were as follows:

                                                                                      FOR THE YEARS ENDED
                                                                     -----------------------------------------------------
                                                                        SEPTEMBER 30, 1996          SEPTEMBER 30, 1995
                                                                     ------------------------    -------------------------
                              CLASS A SHARES                          SHARES        AMOUNT         SHARES        AMOUNT
         --------------------------------------------------------    ---------    -----------    ----------    -----------
         Shares sold.............................................      560,355    $ 7,805,081       164,214    $ 1,854,451
         Shares issued on reinvestment of distributions..........      120,132      1,556,515       208,793      2,247,195
         Shares redeemed.........................................     (484,726)    (6,620,313)     (511,309)    (5,762,051)
                                                                     ---------    -----------    ----------    -----------
         Net increase (decrease).................................      195,761    $ 2,741,283      (138,302)   $(1,660,405)
                                                                                   ==========                   ==========
         Shares outstanding:
           Beginning of year.....................................    2,739,571                    2,877,873
                                                                     ---------                   ----------
           End of year...........................................    2,935,332                    2,739,571
                                                                      ========                    =========

       Transactions in Class C Shares of the Fund during the year ended September 30, 1996 and from April 3, 1995 (commencement of Class C Shares) to September 30, 1995 were as follows:

                                                                                                       FOR THE PERIOD
                                                                                                       APRIL 3, 1995
                                                                            FOR THE YEAR              (COMMENCEMENT OF
                                                                                ENDED                CLASS C SHARES) TO
                                                                         SEPTEMBER 30, 1996          SEPTEMBER 30, 1995
                                                                       -----------------------    ------------------------
                               CLASS C SHARES                           SHARES        AMOUNT        SHARES        AMOUNT
         ----------------------------------------------------------    ---------    ----------    ----------    ----------
         Shares sold                                                     397,688    $5,605,737        17,555    $  202,648
         Shares issued on reinvestment of distributions                    2,008        26,420           100         1,164
         Shares redeemed...........................................      (16,234)     (228,656)         (222)       (2,616)
                                                                       ---------    ----------    ----------    ----------
         Net increase..............................................      383,462    $5,403,501        17,433    $  201,196
                                                                                     =========                   =========
         Shares outstanding:
           Beginning of period.....................................       17,433                          --
                                                                       ---------                  ----------
           End of period...........................................      400,895                      17,433
                                                                        ========                   =========

Note 3: PURCHASES AND SALES OF SECURITIES. For the year ended September 30, 1996, purchases and sales of investment securities (excluding repurchase agreements) aggregated $29,876,929 and $26,273,244, respectively. Agency brokerage commissions for the same period aggregated $61,278, of which $12,370 was paid to Raymond James & Associates, Inc.

        Transactions in covered call options written on equity securities were as follows:

                                                                                           NUMBER OF       PREMIUMS
                                                                                           CONTRACTS       RECEIVED
                                                                                           ---------       ---------
         Outstanding September 30, 1995..................................................       115        $ 34,477
           Written.......................................................................     1,765         535,641
           Closed........................................................................      (720)       (215,785)
           Exercised.....................................................................      (185)        (41,589)
           Expired.......................................................................      (215)        (85,075)
           Corporate Actions.............................................................        80              --
                                                                                                ---        ---------
         Outstanding September 30, 1996..................................................       840        $227,669
                                                                                                ===        =========

Note 4: MANAGEMENT, SUBADVISORY, DISTRIBUTION, SHAREHOLDER SERVICING AGENT AND TRUSTEES' FEES. Under the Fund's Investment Advisory and Administration Agreement with Heritage Asset Management, Inc. (the "Manager"), the Fund agrees to pay to the Manager a fee equal to an annualized rate of 0.75% of the first $100,000,000 of the Fund's average daily net assets, and 0.60% of any excess over $100,000,000 of such net assets, computed daily and payable monthly. The agreement also provides for a reduction in such fees in any year to the extent that operating expenses of the Fund exceed applicable state expense limitations. From October 1, 1995 to January 31, 1996, the Manager voluntarily agreed to waive its fee to the extent that Fund operating expenses exceed 1.65% and 2.40% on Class A Shares and Class C Shares respectively, on an annual basis, of the Fund's average

--------------------------------------------------------------------------------
                          HERITAGE INCOME-GROWTH TRUST
                         NOTES TO FINANCIAL STATEMENTS
                                  (CONTINUED)
--------------------------------------------------------------------------------

        daily net assets attributable to each class of shares. Effective February 1, 1996, the Manager has voluntarily agreed to waive its fee to the extent that Fund operating expenses exceed 1.60% and 2.35% on Class A Shares and Class C Shares respectively, on an annual basis, of the Fund's average daily net assets attributable to each class of shares. This agreement is more restrictive than any state expense limitation. Under this agreement, no fees were waived and no expenses were reimbursed for the year ended September 30, 1996.

        The Manager has entered into an agreement with Eagle Asset Management, Inc. (the "Subadviser") for the Subadviser to provide to the Fund investment advice, portfolio management services (including the placement of brokerage orders) and certain compliance and other services for a fee payable by the Manager equal to 50% of the fees payable by the Fund to the Manager without regard to any reduction due to the imposition of expense limitations.

        The Manager is also the Dividend Paying and Shareholder Servicing Agent for the Fund. The amount payable to the Manager for such expenses as of September 30, 1996 was $7,800. In addition, the Manager performs Fund accounting services and charged $31,011 during the current period of which $7,500 was payable as of September 30, 1996.

        Raymond James & Associates, Inc. (the "Distributor") has advised the Fund that it received $173,493 in front and sales charges and $1,367 in contingent deferred sales charges for the twelve months ended September 30, 1996. From these fees, the Distributor paid commissions to salespersons and incurred other distribution costs.

        Pursuant to the Class A Distribution Plan adopted in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended, the Fund is authorized to pay Raymond James & Associates, Inc. (the "Distributor") a fee, equal to .25% of the average daily net assets for Class A Shares. Under the Class C Distribution Plan the Fund may pay the Distributor a fee equal to 1.00% of the average daily net assets for Class C Shares. The Distributor, on Class C Shares, may retain the first 12 months distribution fee for reimbursement of amounts paid to the broker/dealer at the time of purchase. Such fees are accrued daily and payable monthly. During the year $94,590 and $13,604 were paid as distribution fees for Class A Shares and Class C Shares, respectively. The Manager, Distributor, Fund Accountant and Shareholder Servicing Agent are all wholly-owned subsidiaries of Raymond James Financial, Inc.

        Trustees of the Fund also serve as Trustees for Heritage Cash Trust, Heritage Capital Appreciation Trust, Heritage Income Trust, Heritage Series Trust and Heritage U.S. Government Income Fund, investment companies which are also advised by the Manager of the Fund (collectively called the Heritage mutual funds). Each Trustee of the Heritage mutual funds who is not an interested person of the Manager receives an annual fee of $8,000 and an additional fee of $2,000 for each combined quarterly meeting of the Heritage mutual funds attended. Trustees' fees and expenses are shared equally by each of the Heritage mutual funds.

Note 5: FEDERAL INCOME TAXES. For the year ended September 30, 1996, to reflect reclassifications arising from permanent book/tax differences primarily attributable to market discount, the Fund credited undistributed net investment income $11,354, and debited paid in capital $8,541 and accumulated net realized gain $2,813.

--------------------------------------------------------------------------------

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of Heritage Income-Growth Trust

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Heritage Income-Growth Trust (the "Fund") at September 30, 1996, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at September 30, 1996 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above. The financial statements of the Fund for the year ended September 30, 1995, including the financial highlights for each of the periods indicated, were audited by other independent accountants whose report dated November 27, 1995 expressed an unqualified opinion on those statements.

/s/ Price Waterhouse

PRICE WATERHOUSE LLP
Tampa, Florida

November 12, 1996

--------------------------------------------------------------------------------

                         1996 FEDERAL INCOME TAX NOTICE
                                  (UNAUDITED)
--------------------------------------------------------------------------------

     During the year ended September 30, 1996, the Fund paid to shareholders $685,375 or $.25 per share from long-term capital gains. For such period 39% of the income dividends qualified for the dividend received deduction available to corporations.

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

HERITAGE INCOME-GROWTH TRUST is a member of the Heritage family of mutual funds. Other investment alternatives available from Heritage include:

           []   HERITAGE CASH TRUST
                    MONEY MARKET FUND
                    MUNICIPAL MONEY MARKET FUND
           []   HERITAGE CAPITAL APPRECIATION TRUST
           []   HERITAGE INCOME TRUST
                    HIGH YIELD BOND FUND
                    INTERMEDIATE GOVERNMENT FUND
           []   HERITAGE SERIES TRUST
                    EAGLE INTERNATIONAL EQUITY PORTFOLIO
                    GROWTH EQUITY FUND
                    SMALL CAP STOCK FUND
                    VALUE EQUITY FUND
           []   HERITAGE U.S. GOVERNMENT INCOME FUND
                    (A CLOSED-END FUND THAT TRADES ON
                    THE NEW YORK STOCK EXCHANGE)

We are pleased that many of you are also investors in these funds. For information and a prospectus for any of these mutual funds, please contact your account executive. Please read the prospectus carefully before you invest in any of the funds.

     Heritage Income-Growth Trust
     P.O. Box 33022
     St. Petersburg, FL 33733

     --------------------------------------

     Address Change Requested

     This report is for the information of shareholders of Heritage Income-Growth Trust. It may also be used as sales literature when preceded or accompanied by a prospectus.

     5M 11/96 (LOGO) Printed on recycled paper

[HERITAGE LOGO]

A MUTUAL FUND SEEKING
LONG-TERM TOTAL RETURN
WITH APPROXIMATELY EQUAL
EMPHASIS ON CURRENT INCOME
AND CAPITAL APPRECIATION

ANNUAL REPORT
and Investment Performance
Review for the Year Ended
SEPTEMBER 30, 1996

A member of the
Heritage Family of Mutual Funds(TM)